INVESTMENTS - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interests in Other Entities [Abstract]
Realized losses	$ 0	$ 0
Unrealized gains (losses)	$ (296,000,000)	$ 780,000,000
Maple Leaf Sports and Entertainment Limited (MLSE)
Disclosure of joint ventures [line items]
Proportion of ownership interest	37.50%
Glentel
Disclosure of joint ventures [line items]
Proportion of ownership interest	50.00%
Parent Company and BCE, Inc. | Maple Leaf Sports and Entertainment Limited (MLSE)
Disclosure of joint ventures [line items]
Proportion of ownership interest	75.00%
BCE Inc. | Glentel
Disclosure of joint ventures [line items]
Proportion of ownership interest	50.00%